SUMMARY OF MATERIAL ACCOUNTING POLICIES INFORMATION (Details)	12 Months Ended
Dec. 31, 2025 item
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Period with in which termination penalty charges	12 months
Number of stages for recognition of expected credit losses	2
Period to trigger provision	12 months
Past due period for default	90 days
Estimated useful lives of property and equipment	5 years
Drop Cable
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives of property and equipment	5 years